Restricted Cash	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Restricted Cash
5.	RESTRICTED CASH

Restricted cash includes bank deposits that are required under the Company’s borrowing arrangements to be kept as part of the security pursuant to the respective loan agreements. The current and non-current restricted cash amounted to RMB422,140 and RMB502,168 (US$80,935), as of December 31, 2013 and 2014 respectively, based on the classification of the underlying bank borrowings (see note 16).